S000083434 [Member] Performance Management - Polen Capital China Growth ETF	Dec. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year. The table below shows how the Fund’s average annual total returns for the 1-year and since inception periods compare to those of a broad-based market index and an index of peer group mutual funds. Past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.imgp.com

Performance Past Does Not Indicate Future [Text]	Past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year. The table below shows how the Fund’s average annual total returns for the 1-year and since inception periods compare to those of a broad-based market index and an index of peer group mutual funds.
Bar Chart [Heading]	Polen Capital China Growth ETF Calendar Year Total Returns as of December 31
Bar Chart Closing [Text Block]	During the period shown above, the highest and lowest quarterly returns earned by the Fund were:

Highest:	13.60%	Quarter ended September 30, 2025
Lowest:	-7.47%	Quarter ended December 31, 2025

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative
The Fund’s after‑tax returns as shown in the above table are calculated using the historical highest applicable individual federal marginal income tax rates for the period and do not reflect the impact of state and local taxes. Your actual after‑tax returns depend on your tax situation and may differ from those shown. If you own shares of the Fund in a tax‑deferred account, such as a 401(k) plan or an individual retirement account, after‑tax returns shown are not relevant to your investment. The after‑tax returns on distributions and sale of Fund shares may be higher than returns before taxes due to the effect of a tax benefit an investor may receive from the realization of capital losses that would have been incurred on the sale of Fund shares.

Performance Table Uses Highest Federal Rate	The Fund’s after‑tax returns as shown in the above table are calculated using the historical highest applicable individual federal marginal income tax rates for the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after‑tax returns depend on your tax situation and may differ from those shown. If you own shares of the Fund in a tax‑deferred account, such as a 401(k) plan or an individual retirement account, after‑tax returns shown are not relevant to your investment.
Performance Table Explanation after Tax Higher	The after‑tax returns on distributions and sale of Fund shares may be higher than returns before taxes due to the effect of a tax benefit an investor may receive from the realization of capital losses that would have been incurred on the sale of Fund shares.
Performance Availability Website Address [Text]	www.imgp.com
Polen Capital China Growth ETF
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest:
Highest Quarterly Return	13.60%
Highest Quarterly Return, Date	Sep. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Lowest:
Lowest Quarterly Return	(7.47%)
Lowest Quarterly Return, Date	Dec. 31, 2025